Summary of Stock Options (Detail) (USD $)	12 Months Ended
Dec. 25, 2013
$1.81 - $ 4.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise price, minimum	$ 1.81
Range of Exercise price, maximum	$ 4.09
Number Outstanding	1,057,279
Weighted-Average Remaining Contractual Life	8 years 5 months 5 days
Weighted-Average Exercise Price	$ 2.98
Number Exercisable	533,551
Weighted Average Exercise Price	$ 2.69
$5.84 - 10.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise price, minimum	$ 5.84
Range of Exercise price, maximum	$ 10.09
Number Outstanding	2,157,703
Weighted-Average Remaining Contractual Life	8 years 3 months 26 days
Weighted-Average Exercise Price	$ 6.02
Number Exercisable	1,110,247
Weighted Average Exercise Price	$ 6.20
$12.71 - 12.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise price, minimum	$ 12.71
Range of Exercise price, maximum	$ 12.72
Number Outstanding	123,113
Weighted-Average Remaining Contractual Life	3 years 7 days
Weighted-Average Exercise Price	$ 12.71
Number Exercisable	65,950
Weighted Average Exercise Price	$ 12.71
$1.81 - 12.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise price, minimum	$ 1.81
Range of Exercise price, maximum	$ 12.72
Number Outstanding	3,338,095
Weighted-Average Remaining Contractual Life	8 years 1 month 28 days
Weighted-Average Exercise Price	$ 5.31
Number Exercisable	1,709,748
Weighted Average Exercise Price	$ 5.36